Income Taxes - Reconciliation of Total Gross Amount Recorded for Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Reconciliation Of Unrecognized Tax Benefits [Line Items]
Balance at beginning of period	$ 16,141	$ 17,104	$ 17,645
Gross increases - tax positions in prior periods	104		445
Gross decreases - tax positions in prior periods	(7,606)	(1,286)	(370)
Gross increases - current period tax positions		674	368
Settlements - (payments) refunds	(233)	3	(242)
Lapse of statute of limitations		(354)	(742)
Balance at end of period	$ 8,406	$ 16,141	$ 17,104